Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities at amortized cost	Financial liabilities at amortized cost
18.1. Banks loans

	December 31, 2024	December 31, 2023
Local financial institutions	156,920,724	55,330,406
Foreign financial institutions	43,776,917	5,818,767
BCRA	232,917	238,074
TOTAL	200,930,558	61,387,247
18.2. Deposits from customers

	December 31, 2024	December 31, 2023
Savings Accounts	4,568,620,629	3,745,858,253
Time deposits	3,096,287,478	1,654,828,856
Currents accounts	1,781,297,285	1,989,615,392
Investment accounts	303,754,063	396,604,568
Other	54,778,013	58,431,489
TOTAL	9,804,737,468	7,845,338,558
18.3. Other financial liabilities

	December 31, 2024	December 31, 2023
Obligations for financing of purchases (1)	907,432,486	612,362,960
Collections and other transactions on behalf of third parties	103,696,454	88,853,549
Lease liabilities (See Notes 2.3.8 and 40)	32,398,779	51,193,475
Cash and cash equivalents for spot purchases or sales pending settlement	30,361,873	741,090
Payment orders pending credit	29,455,350	31,141,331
Funds collected under ARCA’s instructions	19,127,288	160,877,424
Creditors for spot transactions pending settlement	8,942,092	1,673,811
Accrued commissions payable	170,833	27,987
Other	63,754,055	29,268,298
TOTAL	1,195,339,210	976,139,925
(1)Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.